Commitments and Contingent Liabilities	12 Months Ended
Mar. 31, 2021
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Commitments and Contingent Liabilities
(28) Commitments and Contingent Liabilities
(a) Commitments
Purchase commitments
Commitments for purchases of property, plant and equipment and other commitments as of March 31, 2020 and 2021 are as follows:

	Yen (millions)
	2020	2021
Commitments for purchases of property, plant and equipment and other commitments	¥80,670	¥55,571
(b) Claims and Lawsuits
Honda is subject to potential liability under various lawsuits and claims. Honda recognizes a provision for loss contingencies when it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation. Honda reviews these pending lawsuits and claims periodically and adjusts the amounts recognized for these contingent liabilities, if necessary, by considering the nature of lawsuits and claims, the progress of the case and the opinions of legal counsel.

With respect to product liability, personal injury claims or lawsuits, Honda believes that any judgment that may be recovered by any plaintiff for general and special damages and court costs will be adequately covered by Honda’s insurance and provision. Punitive damages are claimed in certain of these lawsuits.
After consultation with legal counsel, and taking into account all known factors pertaining to existing lawsuits and claims, Honda believes that the ultimate outcome of such lawsuits and pending claims should not result in liability to Honda that would be likely to have an adverse material effect on its consolidated financial position or results of operations.
Loss related to airbag inflators
Honda has been conducting market-based measures in relation to airbag inflators. Honda recognizes a provision for specific warranty costs when it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation. There is a possibility that Honda will need to recognize additional provisions when new evidence related to the product recalls arises. However, it is not possible for Honda to reasonably estimate the amount and timing of potential future losses as of the date of this report.